ORGANIZATION AND PRINCIPAL ACTIVITIES (Policies)	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
Accounting Policies [Abstract]
Basis of presentation

(a)    Basis of presentation

The accompanying unaudited condensed consolidated financial statements have been prepared pursuant to the rules and regulations of the SEC, and do not include all of the information and footnotes required by U.S. generally accepted accounting principles (“U.S. GAAP”) for complete financial statements. However, such information reflects all adjustments consisting of normal recurring accruals which are, in the opinion of management, necessary for a fair statement of the financial condition and results of operations for the interim periods. The results for the three- and nine- months ended December 31, 2022 are not indicative of annual results. The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with U.S. GAAP for interim financial information and with the instructions to Form 10-Q and Article 8 of Regulation S-X. These unaudited condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and the notes thereto included in the Company’s Annual Report on Form 10-K for the year ended March 31, 2022, as filed with the SEC.

The accompanying unaudited condensed consolidated financial statements include the accounts of the Company and the Company’s subsidiaries. References to “we”, “us”, “our”, or the “Company” refer to Nemaura Medical Inc. and its consolidated subsidiaries. The unaudited condensed consolidated financial statements are prepared in accordance with U.S. GAAP, and all significant intercompany balances and transactions have been eliminated in consolidation.

The functional currency for the majority of the Company’s operations is the Great Britain Pound Sterling (“GBP”), and the reporting currency is the U.S. Dollar (“USD”). Financial statements for foreign subsidiaries are translated into USD using period end exchange rates for assets and liabilities and average exchange rates for each period for revenue, costs and expenses.

Reclassification - We have reclassified certain amounts as previously disclosed within the March 31, 2022 consolidated balance sheets to conform to our current period presentation. The reclassification of $440,196 from Other liabilities and accrued expenses to Foreign currency contract at March 31, 2022 has no impact to prior year net loss, current quarter net loss or year-to-date net loss.

(b) – Summary of Significant Accounting Policies

Use of Estimates

Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ materially from those estimates. The Company’s most significant estimates include the useful life of intangible assets, valuation of foreign currency contract and valuation allowance on deferred tax assets.

Our estimates are often based on complex judgments, probabilities and assumptions that management believes to be reasonable, but that are inherently uncertain and unpredictable. It is also possible that other professionals, applying reasonable judgment to the same facts and circumstances, could develop and support a range of alternative estimated amounts. For a complete discussion of our critical accounting policies, see the “Critical Accounting Policies” section of the Management’s Discussion & Analysis in our March 31, 2022 Form 10-K.

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the periods presented. Actual results may differ from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash includes cash deposited in major financial institutions in the United Kingdom. The Company’s cash balances exceed amounts covered by the Financial Services Compensation scheme. The Company has never suffered a loss due to such excess balances.

The Company considers highly liquid investments with maturities of three months or less from the date of purchase to be cash equivalents. These investments are carried at cost, which approximates fair value. As of December 31, 2022 and March 31, 2022, the Company had no cash equivalents.

Cash Cash consists primarily of cash deposits maintained in the UK.
Revenue Recognition

Revenue Recognition

The Company recognizes revenue when obligations under the terms of a contract with a customer are satisfied; generally this occurs with the transfer of control or access of the Company’s licenses or performance of services. Revenue is measured as the amount of consideration the company expects to receive in exchange for transferring goods or providing services. A performance obligation is a promise in a contract to transfer a distinct good or service to the customer, and is the unit of account in the contract. A contract’s transaction price is allocated to each distinct performance obligation and recognized as revenue when, or as, the performance obligation is satisfied.

Contracts with customers consist of licensing arrangements and, to a lesser extent, research and development related services. Revenues from licensing and royalty fees are received from the granting of exclusive sales, marketing, manufacturing and distribution rights associated with the Company’s functional intellectual property (IP). The Company’s performance obligation is satisfied at a point in time (upon delivery to the customer), where the Company has no remaining obligation to support or maintain the intellectual property licensed to the customer. The Company typically requires a non-refundable license fee, paid upfront.

Revenue from license fees are recognized at a point in time when the Company transfers the functional IP to the customer as long as management believes the total consideration owed by the customer for the license fee is probable of being received.

The Company’s contracts do not include multiple performance obligations or variable consideration. Since the Company’s revenue is generated from a small number of customer contracts, the Company does not have material contract assets or liabilities.

Revenue recognition

The Company has considered the guidelines within the Financial Accounting Standards Board’s (the “FASB”) Accounting Standards Codification (“ASC”) Topic 606, Revenue from Contracts with Customers as a requirement of the revenue recognition that it commenced during the current fiscal year. This standard applies to all contracts with customers, except for contracts that are within the scope of other standards, such as leases, insurance, collaboration arrangements and financial instruments. Under ASC Topic 606, an entity recognizes revenue when its customer obtains control of promised goods or services, in an amount that reflects the consideration that the entity expects to receive in exchange for those goods or services.

To determine revenue recognition for arrangements that an entity determines are within the scope of ASC Topic 606, the entity performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the entity satisfies a performance obligation.

The Company only applies the five-step model to contracts when it is probable that the entity will collect the consideration it is entitled to in exchange for the goods or services it transfers to the customer. At contract inception, once the contract is determined to be within the scope of ASC Topic 606, the Company assesses the goods or services promised within each contract and determines those that are performance obligations and assesses whether each promised good or service is distinct. The Company then recognizes as revenue the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied.

The Company may enter into product development and other agreements with collaborative partners. The terms of the agreements may include non-refundable signing and licensing fees, milestone payments and royalties on any product sales derived from collaborations.

Fair value of financial instruments

Fair value of financial instruments

In accordance with the FASB ASC 820, “Fair Value Measurements and Disclosures,” the Company determines the fair value of financial instruments with the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 establishes a fair value hierarchy based on the level of independent, objective evidence surrounding the inputs used to measure fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. ASC 820 prioritizes the inputs into three levels that may be used to measure fair value:

Level 1: Applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2: Applies to assets or liabilities for which there are inputs other than quoted prices that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3: Applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Intangible Assets

Intangible Assets

The Company’s intangible assets consist of patents relating to the sensor and algorithm that are granted in some territories, and pending still in others. The Company also plans to file further patents as the opportunity arises. The cost of issued patents is capitalized and amortized over the life of the patents which is 20 years. The costs of patents in development are expensed as incurred. Any unamortized costs previously capitalized associated with patents that have expired or have been abandoned are written off as an impairment loss. The company has also capitalized certain software development costs which are regularly reviewed to ensure that if development has been abandoned, costs are written off as an impairment loss.

Intangible assets

Intangible assets consist of licenses and patents associated primarily with the sugarBEAT® device and are amortized on a straight-line basis, generally over their legal lives of up to 20 years and are reviewed for impairment. Costs capitalized relate to invoices received from third parties and not any internal costs. The Company evaluates its intangible assets (all have finite lives) and other long-lived assets for impairment whenever events or circumstances indicate that they may not be recoverable, or at least annually. Recoverability of finite and other long-lived assets is measured by comparing the carrying amount of an asset group to the future undiscounted net cash flows expected to be generated by that asset group. The Company groups assets for purposes of such review at the lowest level for which identifiable cash flows of the asset group are largely independent of the cash flows of the other groups of assets and liabilities. The amount of impairment to be recognized for finite and other long-lived assets is calculated as the difference between the carrying value and the fair value of the asset group, generally measured by discounting estimated future cash flows. There were no impairment indicators present during the fiscal years ended March 31, 2022 or 2021.

Share-Based Payments

Share-Based Payments

The Company measures the cost of services received in exchange for an award of equity instruments to employees and nonemployees based on the grant date fair value of the award, which is recognized as compensation expense over the vesting term.

Income Taxes

Income Taxes

The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

The Company recognizes deferred tax assets to the extent that management believes these assets are more likely than not to be realized. In making such a determination, management considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations. If we determine that the Company would be able to realize deferred tax assets in the future in excess of their net recorded amount, the Company would make an adjustment to the deferred tax asset valuation allowance, which would reduce the provision for income taxes.

Income taxes

Income taxes are accounted for under the asset and liability method. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and operating loss carry forwards. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred income tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is provided to reduce the carrying amount of deferred income tax assets if it is considered more likely than not that some portion, or all, of the deferred income tax assets will not be realized.

The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company has elected to classify interest and penalties related to unrecognized tax benefits as part of income tax expense in the consolidated statements of comprehensive loss. The Company does not have any accrued interest or penalties associated with any unrecognized tax benefits, nor was any interest expense related to unrecognized tax benefits recognized for the years ended March 31, 2022 and 2021.

In December 2017, the U.S. Tax Cuts and Jobs Act was signed into law. Generally, this Act reduces corporate rates from a top rate of 35% to a top rate of 21%, effective January 1, 2018. As the Company’s U.S. operations are minimal, and all deferred tax assets maintain a full valuation allowance, there is no significant impact to the Company as of and for the years ended March 31, 2022 and 2021.

Recently adopted accounting pronouncements

(c) Recently adopted accounting pronouncements

Accounting standard updates issued but not yet added were assessed and determined to be either not applicable or not expected to have a material impact on our unaudited condensed consolidated financial statements.

Recent accounting pronouncements

The Company continually assesses any new accounting pronouncements to determine their applicability. When it is determined that a new accounting pronouncement affects the Company's financial reporting, the Company undertakes a study to determine the consequences of the change to its consolidated financial statements and assures that there are proper controls in place to ascertain that the Company's consolidated financial statements properly reflect the change.